Leases (Details) $ in Thousands	12 Months Ended
	Jul. 03, 2022 USD ($)	Jun. 27, 2021 USD ($)
Leases (Details) [Line Items]
Number of bowling centers	200
Number of lease renewal options	8
Renewal option term for master leases	10 years
Renewal term of operating and capital leases	5 years
Accrued rent	$ 26,417	$ 26,853
Rent abatements	7,470
Cost of revenue	5,603
Selling general and administrative expenses	1,867
Accumulated amortization on property plant and equipment	$ 47,298	$ 34,609
Minimum [Member]
Leases (Details) [Line Items]
Lease term	10 years
Maximum [Member]
Leases (Details) [Line Items]
Lease term	15 years